CORRECTION OF ERRORS - Cash flow Statement (extract) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Continuing Operation
Net income /(losses)	$ (58,186,894)	$ 1,217,630
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	41,000	164,269
Impairment loss on investment securities	0	1,272,723
Provision for lease payment receivables	81,585,960	3,514,961
Deferred tax (benefit)	(20,055,500)	(625,302)
Changes in assets and liabilities:
Net investment in direct financing leases	(41,724,936)	2,931,168
Interest receivable	4,293,657	(1,392,863)
Other assets	473,025	150,871
Interest payable	(130,205)	(72,582)
Income tax payable	1,127,838	(178,791)
Deposits from direct financing leases	(4,397,481)	(1,983,386)
Other liabilities	1,190,464	1,689,206
Net Cash Provided by (Used in) Operating Activities from Discontinued Operation	(229,263)	(181,265)
Net Cash Provided by (Used in) Operating Activities	(37,942,709)	6,506,639
Continuing Operation
Purchase of investments securities		(10,760,608)
Proceeds from maturities of investments securities	46,906,465	36,432,344
Deposits paid to banks for financial leasing services	2,916,996
Withdrawal of pledged bank deposits	4,397,481
Purchase of property, plant and equipment	0	(1,875)
Net Cash Provided by (Used in) Investing Activities from Discontinued Operation	(3,266,588)	(10,485,863)
Net Cash Provided by (Used in) Investing Activities	45,120,362	15,183,998
Continuing Operation
Repayment of loans	(17,200,372)	(20,578,208)
Net Cash Provided by (Used in) Financing Activities from Discontinued Operation	0	0
Net Cash (Used in) Provided by Financing Activities	(17,200,372)	(20,578,208)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(6,536,360)	(1,351,788)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM DISCONTINUED OPERATION	5,907,827	1,734,169
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATION	(13,063,228)	10,427,769
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUING OPERATION	2,411,976	(8,932,959)
Cash and cash equivalents at beginning of year	13,133,540	2,705,771
Cash and cash equivalents at beginning of year-disposal groups	5,363,552	14,296,511
Cash and cash equivalents at end of year	70,312	13,133,540
Cash and cash equivalents at end of year-disposal groups	7,775,528	5,363,552
Continuing Operation
Cash paid for income taxes	26,942	482,055
Cash paid for interest expense	443,186	1,512,691
Discontinued Operation
Cash paid for income taxes	256,613	436,020
Cash paid for interest expense	0	0
AS previously reported
Continuing Operation
Net income /(losses)		10,499,876
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation		395,814
Impairment loss on short-term investments (note 21.10)		1,272,723
Provision for lease payment receivables		3,108,520
Deferred tax (benefit)		(1,546,049)
Provision (reversal of provision) for guarantee		1,982,073
Provision for guarantee paid on behalf of guarantee service customers		2,896,532
Changes in assets and liabilities:
Net investment in direct financing leases		3,925,969
Commission receivable		(504,779)
Guarantee paid on behalf of guarantee service customers		(1,379,966)
Unearned income from financial guarantee services		(470,358)
Interest receivable		(12,016,442)
Other assets		145,401
Interest payable		(106,266)
Income tax payable		(410,921)
Deposits from direct financing leases		(1,983,386)
Other liabilities		692,504
Net Cash Provided by (Used in) Operating Activities		6,501,245
Continuing Operation
Purchase of investments securities		(50,728,580)
Proceeds from maturities of investments securities		64,102,479
Deposits paid to banks for financial leasing services		(18,874,650)
Purchase of property, plant and equipment		(1,875)
Deposits released from banks for financial guarantee services		20,686,625
Net Cash Provided by (Used in) Investing Activities		15,183,999
Continuing Operation
Repayment of loans		(20,578,208)
Net Cash (Used in) Provided by Financing Activities		(20,578,208)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION		387,774
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATION		1,494,810
Cash and cash equivalents at beginning of year	18,497,092	17,002,282
Cash and cash equivalents at end of year		18,497,092
Continuing Operation
Cash paid for income taxes		918,075
Cash paid for interest expense		1,512,619
Restatement Adjustments, Adjustments
Continuing Operation
Net income /(losses)		(445,583)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for lease payment receivables		406,441
Deferred tax (benefit)		(99,862)
Changes in assets and liabilities:
Income tax payable		61,394
Net Cash Provided by (Used in) Operating Activities		(77,610)
Continuing Operation
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION		77,610
Restatement Adjustments, Other impacts
Continuing Operation
Net income /(losses)		(8,836,663)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, Other Impact		(231,545)
Impairment loss on short-term investments (note 21.10)		(1,272,723)
Impairment loss on investment securities		1,272,723
Deferred tax (benefit)		1,020,609
Provision (reversal of provision) for guarantee		(1,982,073)
Provision for guarantee paid on behalf of guarantee service customers		(2,896,532)
Changes in assets and liabilities:
Net investment in direct financing leases		(994,801)
Commission receivable		504,779
Guarantee paid on behalf of guarantee service customers		1,379,966
Unearned income from financial guarantee services		470,358
Interest receivable		10,623,579
Other assets		5,470
Interest payable		33,684
Income tax payable		170,736
Other liabilities		996,702
Net Cash Provided by (Used in) Operating Activities from Discontinued Operation		(181,265)
Net Cash Provided by (Used in) Operating Activities		83,004
Continuing Operation
Purchase of short-term investments (note 21.1)		39,967,972
Proceeds from maturities of short-term investments (note 21.1)		(27,670,135)
Deposits paid to banks for financial leasing services		18,874,650
Deposits released from banks for financial guarantee services		(20,686,625)
Net Cash Provided by (Used in) Investing Activities from Discontinued Operation		(10,485,863)
Net Cash Provided by (Used in) Investing Activities		(1)
Continuing Operation
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION		(1,817,172)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM DISCONTINUED OPERATION		1,734,169
NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATION		8,932,959
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUING OPERATION		(8,932,959)
Cash and cash equivalents at beginning of year	(5,363,552)	(14,296,511)
Cash and cash equivalents at beginning of year-disposal groups	$ 5,363,552	14,296,511
Cash and cash equivalents at end of year		(5,363,552)
Cash and cash equivalents at end of year-disposal groups		5,363,552
Continuing Operation
Cash paid for income taxes		(436,020)
Discontinued Operation
Cash paid for income taxes		$ 436,020